Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense And Other Assets Current [Abstract]
Receivables from third-party payment service providers	¥ 587,168		¥ 355,159
Deposits to Institutional Funding Partners	288,215		495,488
Prepayment to inventory suppliers	59,586		54,486
Prepaid input value-added tax	33,695		54,436
Staff advances	12,694		21,219
Guarantee derivative assets at fair value (Note 9)			280,998
Rental deposits and other current assets	23,487		63,138
Total prepaid expenses and other current assets	¥ 1,004,845	$ 153,999	¥ 1,324,924